Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 29, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. COMMITMENTS AND CONTINGENCIES

We are involved from time to time in claims, proceedings, and litigation arising in the normal course of business. We do not believe the impact of such litigation will have a material adverse effect on our consolidated financial statements taken as a whole.

10. Commitments and Contingencies

Leases—Numerous retail facilities for store locations are leased by the Company under operating leases expiring at various dates through 2038. Many leases provide for renewal options, as well as require the Company to pay specified common area maintenance costs and contingent rents based on a percentage of sales.

Future minimum rental payments (in thousands) for all non-cancelable operating leases having a remaining term in excess of one year as of December 29, 2018 are as follows:

	Third Parties	Related Parties	Total
2019	$82,971	$6,152	$89,123
2020	91,538	6,201	97,739
2021	93,090	6,297	99,387
2022	92,359	6,532	98,891
2023	91,955	6,410	98,365
Thereafter	801,832	48,914	850,746

Total future minimum rental payments	$1,253,745	$80,506	$1,334,251

The Company also has non-cancelable subleases with unrelated third parties with future minimum rental receipts totaling $3.6 million ending in various years through 2023, which have not been deducted from the future minimum payments.

Rental expense (in thousands) for all operating leases for fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018 is as follows:

	Fiscal Year Ended
	December 31, 2016	December 30, 2017	December 29, 2018
Rent expense—third-party lessors	$56,825	$72,622	$79,347
Rent expense—related parties	6,490	7,309	7,141
Contingent rentals	619	531	548
Less rentals from subleases	(1,129)	(1,079)	(1,075)

Total rent expense	$62,805	$79,383	$85,961

Insurance—The Company is a member of a captive insurance group which manages the Company’s risk of loss from general liability, automobile, and workers’ compensation claims. Accruals for claims under this program are recorded based on the estimated ultimate liability of known claims and claims incurred but not reported. The Company recorded a liability of $2.9 million and $3.7 million as of December 30, 2017 and December 29, 2018, respectively, for such claims which are reflected in the consolidated balance sheets as accrued expenses. The Company may utilize the $100 million revolving loan facility for standby letters of credit to support potential liability.

Litigation—The Company is involved from time to time in claims, proceedings, and litigation arising in the normal course of business. The Company does not believe the impact of such litigation will have a material adverse effect on the Company’s consolidated financial statements taken as a whole.

Purchase Commitments—The Company has future purchase commitments of $10.0 million per year through fiscal year 2022 with our primary fresh meat vendor.